Leases - Future Lease Payments under Operating Leases (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Future lease payments under operating leases
2023	$ 5,194,655
2024	4,572,378
2025	4,344,044
2026	4,064,720
2027	4,205,218
Then thereafter	1,027,182
Total future lease payments	23,408,197
Impact of discounting remaining lease payments	(2,930,806)
Total lease liabilities	20,477,391
Lease liabilities, current	5,037,796	$ 5,581,648
Lease liabilities, non-current	$ 15,439,595	$ 19,437,887